Stockholders' Equity (Narrative) (Details) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Stockholders' Equity Details [Abstract]
Dividends	$ 295,000,000	$ 287,000,000	$ 237,000,000
Class B Common Stock purchased, value	2,201,000,000			4,390,000,000
Average price per share repurchased (in dollars per share)	$ 48.03			$ 35.54
Class B Common Stock purchased, shares	45,800,000			123,500,000
Remaining authorization under repurchase program	$ 5,430,000,000
Minimum Class A shares needed for conversion	5,000			5,000
Conversion of A shares into B shares, in shares	4,000,000	300,000	200,000
Number of shares available for future grant under equity incentive plans	61,000,000			61,000,000